Quarterly Report
September 30, 2020
MFS®  Research Series
MFS® Variable Insurance Trust
VFR-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace – 2.2%
Honeywell International, Inc.	46,916	$7,722,843
L3Harris Technologies, Inc.	24,458	4,153,946
Northrop Grumman Corp.	11,863	3,742,658
		$15,619,447
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	17,539	$3,323,816
Apparel Manufacturers – 1.5%
NIKE, Inc., “B”	83,702	$10,507,949
Biotechnology – 0.8%
Adaptive Biotechnologies Corp. (a)	16,936	$823,598
Illumina, Inc. (a)	15,344	4,742,523
		$5,566,121
Brokerage & Asset Managers – 1.7%
Cboe Global Markets, Inc.	20,246	$1,776,384
Charles Schwab Corp.	210,806	7,637,501
NASDAQ, Inc.	19,302	2,368,549
		$11,782,434
Business Services – 4.9%
Accenture PLC, “A”	26,412	$5,968,848
Fidelity National Information Services, Inc.	68,279	10,051,352
Fiserv, Inc. (a)	76,832	7,917,538
Global Payments, Inc.	35,394	6,285,266
Verisk Analytics, Inc., “A”	23,004	4,262,871
		$34,485,875
Cable TV – 2.3%
Charter Communications, Inc., “A” (a)	11,920	$7,442,133
Comcast Corp., “A”	191,744	8,870,077
		$16,312,210
Chemicals – 0.5%
FMC Corp.	36,035	$3,816,467
Computer Software – 12.3%
Adobe Systems, Inc. (a)	30,108	$14,765,867
Atlassian Corp. PLC, “A” (a)	15,476	2,813,382
Cadence Design Systems, Inc. (a)	58,354	6,222,287
Microsoft Corp. (s)	225,545	47,438,880
salesforce.com, inc. (a)	57,954	14,564,999
		$85,805,415
Computer Software - Systems – 4.4%
Apple, Inc.	189,678	$21,966,609
Constellation Software, Inc.	4,061	4,512,619
EPAM Systems, Inc. (a)	12,860	4,157,381
		$30,636,609
Construction – 3.4%
AZEK Co. LLC (a)	49,866	$1,735,835
D.R. Horton, Inc.	51,096	3,864,391
Masco Corp.	112,894	6,223,846

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Otis Worldwide Corp.	50,757	$3,168,252
Sherwin-Williams Co.	7,666	5,341,209
Vulcan Materials Co.	23,979	3,250,114
		$23,583,647
Consumer Products – 1.5%
Colgate-Palmolive Co.	75,421	$5,818,730
Kimberly-Clark Corp.	33,591	4,960,047
		$10,778,777
Electrical Equipment – 1.2%
HD Supply Holdings, Inc. (a)	72,291	$2,981,281
Sensata Technologies Holding PLC (a)	69,088	2,980,456
TE Connectivity Ltd.	26,543	2,594,313
		$8,556,050
Electronics – 2.9%
Applied Materials, Inc.	67,548	$4,015,729
Intel Corp.	190,527	9,865,488
NXP Semiconductors N.V.	53,710	6,703,545
		$20,584,762
Energy - Independent – 1.0%
ConocoPhillips	77,373	$2,540,929
Diamondback Energy, Inc.	25,536	769,144
Pioneer Natural Resources Co.	23,891	2,054,387
Valero Energy Corp.	37,795	1,637,280
		$7,001,740
Energy - Integrated – 0.5%
BP PLC, ADR	204,905	$3,577,641
Food & Beverages – 2.5%
Hostess Brands, Inc. (a)	161,603	$1,992,565
Mondelez International, Inc.	116,492	6,692,465
PepsiCo, Inc.	63,478	8,798,051
		$17,483,081
Food & Drug Stores – 1.6%
Wal-Mart Stores, Inc.	78,601	$10,997,066
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	9,266	$857,846
Wyndham Hotels & Resorts, Inc.	43,773	2,210,537
		$3,068,383
General Merchandise – 1.1%
Dollar General Corp.	37,131	$7,783,400
Health Maintenance Organizations – 1.7%
Cigna Corp.	35,701	$6,048,106
Humana, Inc.	13,954	5,775,421
		$11,823,527
Insurance – 2.9%
AON PLC	51,252	$10,573,288
Chubb Ltd.	45,918	5,331,998
Reinsurance Group of America, Inc.	34,414	3,275,869

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	3,510	$732,958
		$19,914,113
Internet – 6.4%
Alphabet, Inc., “A” (a)(s)	16,714	$24,496,038
Facebook, Inc., “A” (a)	75,864	19,868,782
		$44,364,820
Leisure & Toys – 1.1%
Electronic Arts, Inc. (a)	57,967	$7,559,476
Machinery & Tools – 1.5%
Ingersoll Rand, Inc. (a)	108,517	$3,863,205
Roper Technologies, Inc.	12,686	5,012,366
Trane Technologies PLC	15,561	1,886,771
		$10,762,342
Major Banks – 2.7%
Bank of America Corp.	363,127	$8,747,730
Goldman Sachs Group, Inc.	37,722	7,580,990
PNC Financial Services Group, Inc.	21,340	2,345,479
		$18,674,199
Medical & Health Technology & Services – 1.7%
ICON PLC (a)	22,794	$4,355,705
McKesson Corp.	26,063	3,881,563
PRA Health Sciences, Inc. (a)	16,555	1,679,339
Quest Diagnostics, Inc.	18,246	2,088,985
		$12,005,592
Medical Equipment – 5.1%
Becton, Dickinson and Co.	27,448	$6,386,601
Boston Scientific Corp. (a)	147,610	5,640,178
Danaher Corp.	53,107	11,435,530
Medtronic PLC	80,257	8,340,307
STERIS PLC	21,899	3,858,385
		$35,661,001
Natural Gas - Distribution – 0.4%
Sempra Energy	20,841	$2,466,741
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	136,140	$2,149,651
Network & Telecom – 0.7%
Equinix, Inc., REIT	6,034	$4,586,624
Oil Services – 0.1%
Core Laboratories N.V.	23,138	$353,086
Other Banks & Diversified Financials – 4.6%
Northern Trust Corp.	54,906	$4,281,021
Truist Financial Corp.	179,883	6,844,548
U.S. Bancorp	95,727	3,431,813
Visa, Inc., “A”	86,825	17,362,395
		$31,919,777

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 4.9%
Eli Lilly & Co.	43,708	$6,469,658
Johnson & Johnson	83,615	12,448,601
Merck & Co., Inc.	116,204	9,639,122
Zoetis, Inc.	33,162	5,484,000
		$34,041,381
Railroad & Shipping – 1.7%
Canadian Pacific Railway Ltd.	20,684	$6,296,830
Kansas City Southern Co.	29,879	5,403,020
		$11,699,850
Real Estate – 1.3%
Public Storage, Inc., REIT	20,635	$4,595,827
STORE Capital Corp., REIT	156,887	4,303,411
		$8,899,238
Restaurants – 1.6%
Starbucks Corp.	102,079	$8,770,627
Texas Roadhouse, Inc.	34,410	2,091,784
		$10,862,411
Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	10,835	$3,227,313
DuPont de Nemours, Inc.	82,716	4,589,084
		$7,816,397
Specialty Stores – 7.6%
Amazon.com, Inc. (a)(s)	12,581	$39,614,172
AutoZone, Inc. (a)	4,288	5,049,720
Home Depot, Inc.	12,721	3,532,749
Ross Stores, Inc.	54,439	5,080,248
		$53,276,889
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	16,636	$4,021,420
SBA Communications Corp., REIT	13,739	4,375,597
T-Mobile USA, Inc. (a)	43,857	5,015,486
		$13,412,503
Tobacco – 0.7%
Philip Morris International, Inc.	64,919	$4,868,276
Utilities - Electric Power – 2.6%
American Electric Power Co., Inc.	50,776	$4,149,922
CMS Energy Corp.	65,627	4,030,154
Duke Energy Corp.	55,471	4,912,512
NextEra Energy, Inc.	18,973	5,266,146
		$18,358,734
Total Common Stocks		$696,747,518
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.1% (v)	3,959,539	$3,959,539
Securities Sold Short – (0.5)%
Medical & Health Technology & Services – (0.2)%
Healthcare Services Group, Inc.	(44,372)	$(955,329)

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – continued
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(12,776)	$(2,127,204)
Total Securities Sold Short		$(3,082,533)

Other Assets, Less Liabilities – 0.1%		377,328
Net Assets – 100.0%		$698,001,852
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,959,539 and $696,747,518, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2020, the fund had cash collateral of $51,593 and other liquid securities with an aggregate value of $6,655,473 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$696,747,518	$—	$—	$696,747,518
Mutual Funds	3,959,539	—	—	3,959,539
Total	$700,707,057	$—	$—	$700,707,057
Securities Sold Short	$(3,082,533)	$—	$—	$(3,082,533)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,194,880	$89,215,354	$86,450,055	$(639)	$(1)	$3,959,539
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$39,456	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.